UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gwen G. Reinke
Title:  General Counsel and Chief Compliance Officer
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gwen G. Reinke    San Francisco, California     March 31, 2012

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          19

Form 13F Information Table Value Total:  $ 1,387,653



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADVANCED AUTO PARTS, INC.          COM           00751Y106   28564   322500  SH       Sole                  322500
AVID TECHNOLOGY, INC.              COM           05367P100   90583  8234804  SH       Sole                 8234804
CAREER EDUCATION CORPORATION       COM           141665109  119168 14785171  SH       Sole                14785171
CAREFUSION CORPORATION             COM           14170T101   44275  1707500  SH       Sole                 1707500
CBRE GROUP, INC.                   COM           12504L109  431644 21625474  SH       Sole                21625474
COLLECTIVE BRANDS, INC.            COM           19421W100   65982  3356161  SH       Sole                 3356161
ELECTRONICS FOR IMAGING, INC.      COM           286082102   21991  1323160  SH       Sole                 1323160
ERESEARCH TECHNOLOGY, INC.         COM           29481V108   35810  4579319  SH       Sole                 4579319
INTERXION HOLDING NV               COM           N47279109    4863   270900  SH       Sole                  270900
ITT EDUCATIONAL SERVICES, INC.     COM           45068b109  265617  4015979  SH       Sole                 4015979
JDA SOFTWARE GROUP, INC.           COM           46612K108   49511  1801717  SH       Sole                 1801717
MARIOTT VACATIONS WORLDWIDE        COM           57164Y107    7826   274496  SH       Sole                  274496
MONEYGRAM INTERNATIONAL, INC.      COM           60935Y208   36365  2020297  SH       Sole                 2020297
NEWELL RUBBERMAID, INC.            COM           651229106   16642   934400  SH       Sole                  934400
PRGX GLOBAL, INC.                  COM           69357c503   18828  2993263  SH       Sole                 2993263
SBA COMMUNICATIONS CORPORATION     COM           78388J106   50790   999610  SH       Sole                  999610
SEALED AIR CORP.                   COM           81211k100   13081   677400  SH       Sole                  677400
SEI INVESTMENTS COMPANY            COM           784117103   72896  3523251  SH       Sole                 3523251
THOMAS & BETTS CORPORATION         COM           884315102   13217   183800  SH       Sole                  183800